Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Fair Values of Financial Instruments Carried at Amortised Cost

	Group
	2019					2018
	Fair value				Carrying value £m	Fair value				Carrying value £m
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m		Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Assets
Loans and advances to customers	0	0	212,007	212,007	207,498	—	—	204,391	204,391	201,619
Loans and advances to banks	0	2,039	539	2,578	2,583	—	3,028	448	3,476	3,515
Reverse repurchase agreements – non trading	0	23,634	0	23,634	23,636	—	21,130	—	21,130	21,127
Other financial assets at amortised cost	6,575	535	0	7,110	7,056	6,390	720	—	7,110	7,228

	6,575	26,208	212,546	245,329	240,773	6,390	24,878	204,839	236,107	233,489

Liabilities
Deposits by customers	0	96	179,040	179,136	179,006	—	21	173,762	173,783	173,692
Deposits by banks	0	13,962	407	14,369	14,359	—	16,859	977	17,836	17,824
Repurchase agreements – non trading	0	18,292	0	18,292	18,286	—	10,923	—	10,923	10,910
Debt securities in issue	0	51,736	0	51,736	50,171	—	56,695	—	56,695	55,906
Subordinated liabilities	0	4,220	0	4,220	3,528	—	3,825	—	3,825	3,601

	0	88,306	179,447	267,753	265,350	—	88,323	174,739	263,062	261,933

Fair Values of Financial Instruments Measured at Fair Value on a Recurring Basis
The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 31 December 2019 and 2018, analysed by their levels in the fair value hierarchy – Level 1, Level 2 and Level 3.

		Group
		2019				2018				Valuation technique
		Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Assets
Derivative financial instruments	Exchange rate contracts	0	2,319	6	2,325	—	4,324	25	4,349	A
	Interest rate contracts	0	1,951	9	1,960	—	2,560	6	2,566	A & C
	Equity and credit contracts	0	223	69	292	—	194	84	278	B & D
	Netting	0	(1,214)	0	(1,214)	—	(1,872)	—	(1,872)

		0	3,279	84	3,363	—	5,206	115	5,321

Other financial assets at FVTPL	Loans and advances to customers	0	448	92	540	—	427	82	509	A
	Debt securities	2	2	294	298	26	2,343	894	3,263	A, B & D
	Equity securities	16	0	119	135	14	—	79	93	B
	Reverse repurchase agreements – non trading	0	0	0	0	—	2,272	—	2,272	A

		18	450	505	973	40	5,042	1,055	6,137

Financial assets at FVOCI	Debt securities	9,209	482	0	9,691	12,487	742	—	13,229	D
	Loans and advances to customers	0	0	56	56	—	—	73	73	D

		9,209	482	56	9,747	12,487	742	73	13,302

Total assets at fair value		9,227	4,211	645	14,083	12,527	10,990	1,243	24,760

Liabilities
Derivative financial instruments	Exchange rate contracts	0	659	4	663	—	528	23	551	A
	Interest rate contracts	0	2,087	2	2,089	—	2,736	7	2,743	A & C
	Equity and credit contracts	0	142	29	171	—	132	40	172	B & D
	Netting	0	(1,214)	0	(1,214)	—	(1,872)	—	(1,872)

		0	1,674	35	1,709	—	1,524	70	1,594

Other financial liabilities at FVTPL	Debt securities in issue	0	1,099	6	1,105	—	983	7	990	A
	Structured deposits	0	406	29	435	—	104	29	133	A
	Repurchase agreements – non trading	0	0	0	0	—	2,110	—	2,110	A
	Collateral and associated financial guarantees	0	147	26	173	—	3,040	13	3,053	D

		0	1,652	61	1,713	—	6,237	49	6,286

Total liabilities at fair value		0	3,326	96	3,422	—	7,761	119	7,880

Summary of Fair Value Adjustment	The magnitude and types of fair value adjustment are listed in the following table:

	2019 £m	2018 £m
Risk-related:
– Bid-offer and trade specific adjustments	(12)	13
– Uncertainty	37	36
– Credit risk adjustment	6	9
– Funding fair value adjustment	6	4

	37	62

Model-related	0	5

	37	67

Analysis of Financial Instruments Valued Using Internal Models Based on Information Other Than Market Data
The table below provides an analysis of financial instruments valued using internal models based on information other than market data together with further details on the valuation techniques used for each type of instrument. Each instrument is initially valued at transaction price:

			Balance sheet value		Fair value movements recognised in profit/(loss)
Balance sheet line item	Category	Financial instrument product type	2019 £m	2018 £m	2019 £m	2018 £m	2017 £m
1. Derivative assets	Equity and credit contracts	Reversionary property interests	52	54	2	30	(6)
2. FVTPL assets	Loans and advances to customers	Roll-up mortgage portfolio	51	53	0	8	2
3. FVTPL assets	Loans and advances to customers	Other loans	41	29	1	2	—
4. FVTPL assets	Debt securities	Reversionary property securities	120	142	(17)	(28)	(18)
5. FVTPL asset s	Equity securities	Unlisted equity shares	119	79	42	19	—
6. FVTPL assets	Debt securities	Credit linked notes	174	752	7	13	—
7. FVOCI assets	Loans and advances to customers	Other loans	56	73	(2)	(5)	—
8. Derivative liabilities	Equity contracts	Property options and forwards	(26)	(35)	0	—	(5)
9. FVTPL liabilities	Financial guarantees	Credit protection guarantee	(26)	(13)	(7)	(13)	—

			561	1,134	26	26	(27)
Other Level 3 assets			32	61	15	(2)	(26)
Other Level 3 liabilities			(44)	(71)	(7)	1	19
Total net assets			549	1,124	0	—	—
Total income/(expense)					34	25	(34)
Valuation techniques

Reconciliation of fair value measurement in Level 3 of the fair value hierarchy
The following table sets out the movements in Level 3 financial instruments in 2019 and 2018:

	Assets				Liabilities
	Derivatives £m	Other financial assets at FVTPL £m	Financial assets at FVOCI £m	Total £m	Derivatives £m	Other financial liabilities at FVTPL £m	Total £m
At 1 January 2019	115	1,055	73	1,243	(70)	(49)	(119)
Total gains/(losses) recognised in profit or loss:
– Fair value movements	17	33	(2)	48	(8)	(6)	(14)
– Foreign exchange and other movements	0	4	0	4	0	(6)	(6)
Transfers in	0	11	0	11	0	0	0
Netting (1)	0	(430)	0	(430)	0	0	0
Additions	2	188	0	190	0	(3)	(3)
Sales	0	0	0	0	0	0	0
Settlements	(50)	(356)	(15)	(421)	43	3	46

At 31 December 2019	84	505	56	645	(35)	(61)	(96)

Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year	17	37	(2)	52	(8)	(12)	(20)

At 1 January 2018	64	838	199	1,101	(63)	(6)	(69)
Total gains/(losses) recognised in profit or loss:
– Fair value movements	28	14	(5)	37	1	(13)	(12)
– Foreign exchange and other movements	(5)	—	—	(5)	5	(1)	4
Transfers in	56	18	—	74	(35)	(29)	(64)
Additions	—	280	17	297	—	—	—
Sales	—	(95)	—	(95)	—	—	—
Settlements	(28)	—	(138)	(166)	22	—	22

At 31 December 2018	115	1,055	73	1,243	(70)	(49)	(119)

Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year	23	14	(5)	32	6	(14)	(8)

(1)
This
 19.
relates to the effect of netting on the fair value of the credit linked notes due to a legal right of set-off
between the principal amounts of the senior notes and the associated cash deposits. For more, see ‘ii) Credit protection entities’ in Note 19.

Effects of Changes in Significant Unobservable Assumptions to Reasonably Possible Alternatives (Level 3)

		Significant unobservable input				Sensitivity
			Assumption value			Favourable changes £m	Unfavourable changes £m
2019	Fair value £m	Assumption description	Range (1)	Weighted average	Shift
1. Derivative assets – Equity and credit contracts:	52	HPI Forward growth rate	0% - 5%	2.57%	1%	8	(8)
– Reversionary property derivatives		HPI Spot rate (2)	n/a	802	10%	7	(7)
2. FVTPL – Loans and advances to customers:	51	HPI Forward growth rate	0% - 5%	2.69%	1%	2	(2)
– Roll-up mortgage portfolio
3. FVTPL – Loans and advances to customers:	41	Credit spreads	0% - 1%	0.35%	20%	0	0
– Other loans
4. FVTPL – Debt securities:	120	HPI Forward growth rate	0% - 5%	2.57%	1%	0	0
– Reversionary property securities		HPI Spot rate (2)	n/a	802	10%	6	(6)
5. FVTPL – Equity securities:	119	Contingent litigation risk	0% - 100%	20%	20%	6	(6)
– Unlisted equity share s
7. FVOCI – Loans and advances to customers:	56	Credit spreads	0% - 1%	0.51%	20%	0	0
– Other loans
8. Derivative liabilities – Equity contracts:	(26)	HPI Forward growth rate	0% - 5%	2.44%	1%	2	(2)
–Property-related options and forwards		HPI Spot rate (2)	n/a	758	10%	3	(3)

2018
1. Derivative assets – Equity and credit contracts:	54	HPI Forward growth rate	0% - 5%	2.68%	1%	8	(8)
– Reversionary property derivatives		HPI Spot rate (2)	n/a	783	10%	7	(7)
2. FVTPL – Loans and advances to customers:	53	HPI Forward growth rate	0% - 5%	2.77%	1%	2	(2)
– Roll-up mortgage portfolio
3. FVTPL – Loans and advances to customers:	29	Credit spreads	0% - 1%	0.52%	20%	—	—
– Other loans
4. FVTPL – Debt securities:	142	HPI Forward growth rate	0% - 5%	2.68%	1%	6	(6)
– Reversionary property securities		HPI Spot rate (2)	n/a	783	10%	10	(10)
5. FVTPL – Equity securities:	79	Contingent litigation risk	0% - 100%	29%	20%	6	(6)
– Unlisted equity shares
7. FVOCI – Loans and advances to customers:	73	Credit spreads	0% -2%	0.80%	20%	—	—
– Other loans
8. Derivative liabilities – Equity contracts:	(35)	HPI Forward growth rate	0% - 5%	2.59%	1%	2	(2)
– Property-related options and forwards		HPI Spot rate (2)	n/a	722	10%	3	(4)

(1)	The range of actual assumption values used to calculate the weighted average disclosure.
(2)	The HPI spot rate in the weighted average column represents the HPI spot rate index level at 31 December 2019 and 2018.

Maturities of Undiscounted Cash Flows for Financial Liabilities and Off Balance Sheet Commitments

	Group
2019	On demand £m	Not later than 3 months £m	Later than 3 months and not later than 1 year £m	Later than 1 year and not later than 5 years £m	Later than 5 years £m	Total £m
Financial liabilities
Derivative financial instruments	9	250	294	424	796	1,773
Other financial liabilities at fair value through profit or loss	1	6	203	617	969	1,796
Deposits by customers	162,774	3,851	7,931	3,563	1,101	179,220
Deposits by banks	2,717	487	4,765	6,339	220	14,528
Repurchase agreements - non trading	6	15,878	1,578	846	0	18,308
Debt securities in issue	0	7,211	9,815	24,676	10,989	52,691
Subordinated liabilitie s	0	239	131	1,539	3,961	5,870

Total financial liabilities	165,507	27,922	24,717	38,004	18,036	274,186

Off-balance sheet commitments given	18,907	7,829	840	11,490	4,993	44,059

2018
Financial liabilities
Derivative financial instruments	—	431	61	104	1,170	1,766
Other financial liabilities at fair value through profit or loss	11	2,146	76	408	3,855	6,496
Deposits by customers	151,284	4,640	11,350	5,328	1,373	173,975
Deposits by banks	5,692	1,108	93	11,106	52	18,051
Repurchase agreements - non trading	2	9,101	972	849	517	11,441
Debt securities in issue	—	9,194	5,677	28,553	15,384	58,808
Subordinated liabilities	—	255	134	709	5,279	6,377

Total financial liabilities	156,989	26,875	18,363	47,057	27,630	276,914

Off-balance sheet commitments given	18,667	5,843	670	13,418	1,426	40,024